Organization and Nature of Operations (Details) ¥ / shares in Units, ¥ in Millions			6 Months Ended
	Jan. 09, 2024 CNY (¥)	Nov. 20, 2023 CNY (¥) ¥ / shares shares	Mar. 31, 2024 CNY (¥) m²	Mar. 28, 2024 $ / shares	Aug. 31, 2021	Jun. 29, 2020
Organization and Nature of Operations [Line Items]
Date of incorporation			Sep. 26, 2019
Area of land (in Square Meters) | m²			54,759
Price per share (in Yuan Renminbi per share) | (per share)		¥ 2.6		$ 0.0001
Equity transfer agreement amount (in Yuan Renminbi)	¥ 10.0
Mr. Tao Ling [Member]
Organization and Nature of Operations [Line Items]
Equity percentage ordinary shares			39.99%
Mr. Xiaohong Yin [Member]
Organization and Nature of Operations [Line Items]
Equity percentage ordinary shares			9.51%
Ou Xun [Member]
Organization and Nature of Operations [Line Items]
Shares percentage		1.00%
Jiangsu Austin [Member]
Organization and Nature of Operations [Line Items]
Ownership percentage			87.88%
Beijing Suhongyuanda Science and Technology Co., Ltd [Member]
Organization and Nature of Operations [Line Items]
Ownership percentage			9.97%
VIE Arrangement [Member]
Organization and Nature of Operations [Line Items]
Ownership percentage			97.85%
Ostin [Member]
Organization and Nature of Operations [Line Items]
Ownership percentage			100.00%
Mr. Tao Ling [Member]
Organization and Nature of Operations [Line Items]
Equity interests percentage						100.00%
Jiangsu Austin [Member]
Organization and Nature of Operations [Line Items]
Equity interests percentage			97.85%		39.97%
Shares (in Shares) | shares		500,000
WFOE [Member]
Organization and Nature of Operations [Line Items]
Equity interests percentage					97.85%
Ou Xun [Member]
Organization and Nature of Operations [Line Items]
Total consideration (in Yuan Renminbi)		¥ 1.3
Sichuan Auniuxin Materials Co., Ltd. [Member]
Organization and Nature of Operations [Line Items]
Equity interests percentage	28.57%
Nanjing Aoni [Member]
Organization and Nature of Operations [Line Items]
Equity interests percentage	71.43%
Amount paid (in Yuan Renminbi)	¥ 10.0
Nanjing Aoni [Member] | Mr. Ling Tao [Member]
Organization and Nature of Operations [Line Items]
Equity interests percentage			68.27%
Sichuan Auniuxin [Member]
Organization and Nature of Operations [Line Items]
Amount paid (in Yuan Renminbi)			¥ 8.3
Auniuxin [Member] | Mr. Ling Tao [Member]
Organization and Nature of Operations [Line Items]
Equity interests percentage			71.43%